As filed with the Securities and Exchange Commission on February 18, 2021
Registration Numbers 333-152189/811-21262

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
Registration Statement Under The Securities Act Of 1933
Post-Effective Amendment No. 16
And
Registration Statement Under The Investment Company Act Of 1940
Amendment No. 232
Brighthouse Separate Account Eleven for Variable Annuities
(Registrant)

Brighthouse Life Insurance Company
(Depositor)
11225 North Community House Road, Charlotte, NC 28277
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including area code: (980) 365-7100

Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
(Name and Address of Agent for Service)
Copies to:
Dodie C. Kent
Ronald Coenen, Jr.
Eversheds Sutherland (US) LLP
The Grace Building, 40th Floor
1114 Avenue of the Americas
New York, NY 10036-7703
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):
□ immediately upon filing pursuant to paragraph (b) of Rule 485.
☒ on March 20, 2021 pursuant to paragraph (b) of Rule 485.
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 15 (“Amendment No. 15”) to Registration Statement File No. 333-152189 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on December 23, 2020. Parts A, B and C were filed in Amendment No. 15 and are incorporated by reference herein.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on the 11th day of February, 2021.
BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (Registrant)

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Donald Leintz
Donald Leintz Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Donald Leintz
Donald Leintz Vice President

Pursuant to the requirement of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on February 11, 2021.
/s/ Eric T. Steigerwalt* Eric T. Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles J. Lambert* Myles J. Lambert	Director and Vice President
/s/ Conor E. Murphy* Conor E. Murphy	Director and Vice President
/s/ John L. Rosenthal* John L. Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer

*By:	/s/ Michele H. Abate
Michele H. Abate Attorney-in-Fact, February 11, 2021
* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 filed as Exhibit (p) on December 23, 2020 (File Nos. 333-152189/811-21262).